UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

Generations Multi-Strategy Fund

Schedule of Investments (Unaudited)
October 31, 2008
	Shares	Market Value

COMMON STOCK - 90.65%
Banks-5.66%
U.S. Bancorp	6,020	$ 179,456
Wells Fargo & Co.	5,481	186,628
		366,084
Beverages-6.34%
Brown-Forman Corp	3,743	169,932
Pepsico, Inc.	4,209	239,955
		409,887
Biotechnology-1.83%
Amgen, Inc.*	1,978	118,462

Chemicals-1.81%
Ecolab, Inc.	3,138	116,922

Commercial Services-2.88%
Paychex, Inc.	6,533	186,452

Computers-4.85%
Accenture Ltd.	3,792	125,326
Hewlett Packard Co.	4,922	188,414
		313,740
Cosmetics/Personal Care-7.53%
Colgate Palmolive Co.	3,829	240,308
Procter & Gamble Co.	3,821	246,607
		486,915
Distribution/Wholesale-1.92%
Fastenal Co.	3,082	124,081

Diversified Finanancial Service-3.95%
Janus Capital Group, Inc.	11,098	130,291
Nasdaq Stock Market, Inc.*	3,865	125,458
		255,749
Engineering & Construction-1.91%
Jacobs Engineering Group, Inc.*	3,394	123,643

Environmental Control-1.94%
Stericycle, Inc.*	2,152	125,741

Food-3.69%
Kraft Foods, Inc.	8,179	238,336

Healthcare-Products-5.49%
Johnson & Johnson	3,809	233,644
Medtronic, Inc.	3,017	121,676
		355,320
Insurance-4.22%
Berkshire Hathaway, Inc.*	71	272,640

Media-2.91%
Walt Disney Co.	7,265	188,164

Generations Multi-Strategy Fund

Schedule of Investments (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value

Miscellaneous Manufacturer-2.77%
General Electric Co.	9,178	$ 179,063

Oil & Gas-4.77%
ConocoPhillips	3,485	181,290
Noble Corp	3,954	127,358
		308,648
Oil & Gas Services-3.63%
BJ Services Co.	8,900	114,365
Schlumberger Ltd.	2,325	120,086
		234,451
Pharmaceuticals-4.64%
Abbott Labs	3,211	177,087
Teva Pharmaceutical Industies Ltd	6,291	123,052
		300,139
Real Estate-2.14%
CB Richards Ellis Group, Inc.*	19,751	138,455

Retail-5.55%
Wal Mart Stores, Inc.	4,315	240,820
Yum! Brands, Inc.	4,079	118,332
		359,152
Semiconductors-1.92%
Texas Instruments, Inc.	2,896	124,180

Software-6.47%
Autodesk, Inc.*	5,309	113,135
Cerner Corp.*	3,348	124,646
Intuit, Inc.*	7,207	180,607
		418,388
Telecommunications-1.83%
Cisco Systems, Inc.*	6,645	118,082

TOTAL COMMON STOCK
(Cost - $5,693,981)
		5,862,694
CALL OPTIONS PURCHASED - 4.81%
Underlying Security/Expiration Date/Exercise Price	Contracts**
SPDR Trust Series I
Expiration Nov 2008, Exercise Price $92.00	157	131,880
SPDR Trust Series I
Expiration Nov 2008, Exercise Price $94.00	140	95,900
SPDR Trust Series I
Expiration Nov 2008, Exercise Price $98.00	150	67,500
SPDR Trust Series I
Expiration Nov 2008, Exercise Price $88.00	15	15,975

Total Call Options Purchased (Proceeds $271,871)		311,255

SHORT TERM INVESTMENTS - 73.52%	Shares
AIM STIT-Treasury Portfolio - Institutional Class, 0.64%+	4,754,610	4,754,610
TOTAL SHORT TERM INVESTMENTS
(Cost - $4,754,610)		4,754,610

Total Investments - 168.98%
(Cost - $10,720,462)		10,928,559
Liabilities in excess of other assets - (68.98)%		(4,461,364)
NET ASSETS - 100.00%		$ 6,467,195
___________
*Non-income producing security
**Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+Reflects yield at October 31, 2008
ADR- American Depositary Receipt

Generations Multi-Strategy Fund

Schedule of Investments (Unaudited) (Continued)
October 31, 2008

At October 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 553,869
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(345,772)
Net unrealized appreciation		$ 208,097

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)**
Level 1 - Quoted Prices	6,173,949	0
Level 2 - Other Significant Observable Inputs	4,754,610	0
Level 3 - Significant Unobservable Inputs	0	0
Total	10,928,559	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/30/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/30/08